Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [Abstract]
Disclosure of leases
24.	Lease

1)	Company as a lessee

(1)	Lease contracts

The Company had recognized finance lease assets and liabilities only for those lease contracts classified as finance lease contracts under IAS 17 ‘Lease’. However, upon adoption of IFRS 16 ‘Lease’, the Company additionally recognized right-of-use assets and lease liabilities for those lease contracts that were classified operating lease previously under IAS 17 ‘Lease’.

The Company applies the short-term leases recognition exemption to its lease contracts that have a lease term of 12 months or less from the commencement date, and recognized ￦20,127 million as expense for the year ended December 31, 2019. The Company also applies the leases of low-value assets recognition exemption to leases contracts with underlying assets considered to be low value (i.e., approximately less than ￦5 million), and recognized ￦1,616 million as expense for the year ended December 31, 2019.

The Company has lease contracts for various items such as consecutive voyage charter contracts, power purchase agreements (PPA), real estate lease contracts including buildings, switchyard, and land for electric substation, vehicles, and other equipment.

(2)	Right-of-use assets as of December 31, 2019 are as follows:

		2019
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	693,103	—	(49,029)	644,074
Buildings		54,980	—	(20,403)	34,577
Structures		28,198	—	(2,554)	25,644
Machinery		1,308	—	(484)	824
Ships		4,113,754	—	(425,465)	3,688,289
Vehicles		20,817	—	(7,109)	13,708
Others(*)		2,661,850	—	(2,285,393)	376,457

	￦	7,574,010	—	(2,790,437)	4,783,573

(*)	Including power purchase agreements (“PPA”) with GS EPS and two other LNG combined power suppliers.

(3)	Changes in right-of-use assets for the year ended December 31, 2019 are as follows:

		Beginning balance	Changes in accounting policies(*)	Increase	Depreciation	Ending balance
		In millions of won
Land	￦	—	684,386	8,717	(49,029)	644,074
Buildings		—	36,874	18,106	(20,403)	34,577
Structures		—	20,840	7,358	(2,554)	25,644
Machinery		—	—	1,308	(484)	824
Ships		—	3,986,947	126,807	(425,465)	3,688,289
Vehicles		—	11,258	9,559	(7,109)	13,708
Others(*)		—	403,346	49,141	(76,030)	376,457

	￦	—	5,143,651	220,996	(581,074)	4,783,573

(*)	Including transferred amount of ￦195,704 million, which was classified as finance lease assets as of December 31, 2018.

(4)	Lease liabilities as of December 31, 2018 and December 31, 2019 are as follows:

		2018
		Minimum lease payment	Present value of minimum lease payment
		In millions of won
Less than 1 year	￦	87,709	57,200
1 ~ 5 years		228,783	170,676
More than 5 years		65,250	55,930

	￦	381,742	283,806

		2019
		In millions of won
Less than 1 year	￦	686,445
1 ~ 5 years		2,334,883
More than 5 years		2,735,681

		5,757,009
Less : Discount		(686,876)

Present value of lease payment	￦	5,070,133

(5)	The details of the liquidity classification of lease liabilities (Prior year : finance lease liabilities) as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Current lease liabilities	￦	57,200	635,349
Non-current lease liabilities		226,606	4,434,784

	￦	283,806	5,070,133

(6)	Changes in lease liabilities for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Acquisition	Decrease	Ending balance
		In millions of won
Finance lease liabilities	￦	418,260	—	(134,454)	283,806

		2019
		Beginning balance	Changes in accounting policies	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	283,806	4,943,584	218,800	(659,387)	85,950	197,380	5,070,133

(*)	Including translation effect of foreign currency lease liabilities and others.

(7)	Details of expense relating to lease contracts as lessee for the year ended December 31, 2019 are as follows:

		2019
		In millions of won
Depreciation of right-of-use assets	￦	581,074
Interest expenses of lease liabilities		85,950
Leases expenses for short-term leases		20,127
Leases expenses for leases of low-value assets		1,616
Variable lease payments		(15,912)

	￦	672,855

(8)	Minimum lease payment and contingent rent payment recognized as an expense as a lessee for the year ended December 31, 2018 are as follows:

		2018
		In millions of won
Minimum lease payment	￦	111,530
Contingent rent payment		(18,872)

	￦	92,658

(9)	The total cash outflow related to the lease contract, including cash outflows due to short-term leases and leases of low-value asset leases, amounts to ￦665,218 million.

2)	Company as a lessor

(1)	Finance lease contracts

The Company entered into power purchase agreements (“PPA”) with Jordan Electric Power Company to provide a 373MW level Qatrana gas combined power plant over a 25-year lease term, and an 89.1MW level Fujeij wind power plant over a 20-year lease term. Also, the Company has provided fly-ash pipe conduit as finance leases with an average lease term of 7 years. In addition, the Company provides 30 energy storage system installation projects and 96 energy efficiency contracts as finance leases with a lease term of 1 to 10 years. Also, the Company entered into a PPA with the Comission Federal de Electricidad in Mexico to provide for 25 years (from December 2013 to November 2038) all electricity generated from the power plant after completion of its construction and collect rates consisting of fixed costs (to recover the capital) and variable costs during the contracted period.

(2)	Profit and loss related to finance lease:

2019
In millions of won
Finance income on the net investment in the lease	￦	97,392

(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2019 are as follows:

		2019
		In millions of won
Less than 1 year	￦	173,093
1 ~ 2 years		150,895
2 ~ 3 years		150,596
3 ~ 4 years		149,364
4 ~ 5 years		145,964
More than 5 years		1,740,652

		2,510,564
Less : Unearned finance income		(1,331,723)

Net investment in the lease	￦	1,178,841

The implicit interest rate for a lease term is determined on the lease contract date. The implicit interest rate of the finance lease contracts is from 3.5% up to 16.48% per year as of December 31, 2019. (prior year : 3.5% ~ 9.12%)

(4)	Finance lease receivables as of December 31,2018 are as follows:

		2018
		Minimum lease payment	Present value of minimum lease payment
		In millions of won
Less than 1 year	￦	124,918	84,688
1 ~ 5 years		467,518	223,622
More than 5 years		1,333,016	675,036

	￦	1,925,452	983,346

(5)	Changes in the allowance for doubtful accounts of finance lease receivables for the year ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	—	1,133
Bad debt expense		1,133	—
Reversal of allowance for doubtful accounts		—	(271)

Ending balance	￦	1,133	862